Borrowing Arrangements - Related Party - August 2022 Bridge Notes (Details) - USD ($)		1 Months Ended	9 Months Ended			12 Months Ended
	Aug. 25, 2022	Aug. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Oct. 09, 2022
Borrowing Arrangements Related Party
Amount of loan contributed			$ 523,743	$ 309,210	$ 62,558	$ 527,756
TEMPO AUTOMATION INC
Borrowing Arrangements Related Party
Aggregate principal amount		$ 700,000
Amount of loan contributed			$ 10,637,000
Cancellation of remaining debt facility		$ 3,600,000
August 2022 Bridge Notes | TEMPO AUTOMATION INC
Borrowing Arrangements Related Party
Aggregate principal amount							$ 700,000
Amount of loan contributed	$ 1,400,000
Cancellation of remaining debt facility	3,600,000
Interest Rate of per annum		10.00%
August 2022 Bridge Notes | Loan and Security Agreement | TEMPO AUTOMATION INC
Borrowing Arrangements Related Party
Aggregate principal amount	$ 5,000,000.0